Annual Total Returns (Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares Retail) (Vanguard New Jersey Long-Term Tax-Exempt Fund, Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares)
12 Months Ended
Nov. 30, 2014
Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Annual Total Return
2014	9.90%
2013	(2.50%)
2012	7.09%
2011	9.96%
2010	1.27%
2009	11.76%
2008	(3.05%)
2007	2.86%
2006	5.24%
2005	2.85%